Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Summary of Inventories
	December 31, 2021	December 31, 2020
	US$’000	US$’000
Raw materials and consumables	1,749	1,800